Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Modifications of Financing Receivables (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Interest rate reduction
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 245
% of total class of financing receivable	0.00%	0.00%
Interest rate reduction | Consumer borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 245
% of total class of financing receivable	0.00%	0.00%
Interest rate reduction | Consumer borrowers | Real estate loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 3
% of total class of financing receivable		0.00%
Interest rate reduction | Consumer borrowers | Card loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 222
% of total class of financing receivable		0.10%
Interest rate reduction | Consumer borrowers | Other
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 20
% of total class of financing receivable	0.00%	0.00%
Interest rate reduction | Corporate borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 0
% of total class of financing receivable	0.00%	0.00%
Interest rate reduction | Corporate borrowers | Other than non-recourse loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 0
% of total class of financing receivable	0.00%	0.00%
Interest rate reduction | Corporate borrowers | Other than non-recourse loans | Real estate companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 0
% of total class of financing receivable	0.00%	0.00%
Interest rate reduction | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 0
% of total class of financing receivable	0.00%	0.00%
Interest rate reduction | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 0
% of total class of financing receivable	0.00%	0.00%
Interest rate reduction | Loans to Equity Method Investees
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Interest rate reduction | Net investment in leases
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 0
% of total class of financing receivable		0.00%
Interest rate reduction | Net investment in leases | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 0
% of total class of financing receivable		0.00%
Term extension
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 2,810	¥ 3,216
% of total class of financing receivable	0.10%	0.10%
Term extension | Consumer borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 44	¥ 2,354
% of total class of financing receivable	0.00%	0.10%
Term extension | Consumer borrowers | Real estate loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 1
% of total class of financing receivable		0.00%
Term extension | Consumer borrowers | Card loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 1
% of total class of financing receivable		0.00%
Term extension | Consumer borrowers | Other
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 44	¥ 2,352
% of total class of financing receivable	0.10%	2.90%
Term extension | Corporate borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 1,875	¥ 862
% of total class of financing receivable	0.10%	0.10%
Term extension | Corporate borrowers | Other than non-recourse loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 1,875	¥ 862
% of total class of financing receivable	0.20%	0.10%
Term extension | Corporate borrowers | Other than non-recourse loans | Real estate companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 1,345	¥ 35
% of total class of financing receivable	0.40%	0.00%
Term extension | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 530	¥ 542
% of total class of financing receivable	0.30%	0.20%
Term extension | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 285
% of total class of financing receivable	0.00%	0.00%
Term extension | Loans to Equity Method Investees
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 891
% of total class of financing receivable	0.60%
Term extension | Net investment in leases
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 0
% of total class of financing receivable		0.00%
Term extension | Net investment in leases | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 0
% of total class of financing receivable		0.00%
Principal forgiveness
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 11	¥ 103
% of total class of financing receivable	0.00%	0.00%
Principal forgiveness | Consumer borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 45
% of total class of financing receivable	0.00%	0.00%
Principal forgiveness | Consumer borrowers | Real estate loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 1
% of total class of financing receivable		0.00%
Principal forgiveness | Consumer borrowers | Card loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 41
% of total class of financing receivable		0.00%
Principal forgiveness | Consumer borrowers | Other
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 3
% of total class of financing receivable	0.00%	0.00%
Principal forgiveness | Corporate borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 11	¥ 58
% of total class of financing receivable	0.00%	0.00%
Principal forgiveness | Corporate borrowers | Other than non-recourse loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 11	¥ 58
% of total class of financing receivable	0.00%	0.00%
Principal forgiveness | Corporate borrowers | Other than non-recourse loans | Real estate companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 0
% of total class of financing receivable	0.00%	0.00%
Principal forgiveness | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 0
% of total class of financing receivable	0.00%	0.00%
Principal forgiveness | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 11	¥ 58
% of total class of financing receivable	0.00%	0.00%
Principal forgiveness | Loans to Equity Method Investees
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Principal forgiveness | Net investment in leases
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 0
% of total class of financing receivable		0.00%
Principal forgiveness | Net investment in leases | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 0
% of total class of financing receivable		0.00%
Combination - interest rate reduction and term extension
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 5,001	¥ 14
% of total class of financing receivable	0.10%	0.00%
Combination - interest rate reduction and term extension | Consumer borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 106	¥ 14
% of total class of financing receivable	0.00%	0.00%
Combination - interest rate reduction and term extension | Consumer borrowers | Real estate loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 0
% of total class of financing receivable		0.00%
Combination - interest rate reduction and term extension | Consumer borrowers | Card loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 0
% of total class of financing receivable		0.00%
Combination - interest rate reduction and term extension | Consumer borrowers | Other
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 106	¥ 14
% of total class of financing receivable	0.20%	0.00%
Combination - interest rate reduction and term extension | Corporate borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 4,895	¥ 0
% of total class of financing receivable	0.30%	0.00%
Combination - interest rate reduction and term extension | Corporate borrowers | Other than non-recourse loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 4,895	¥ 0
% of total class of financing receivable	0.40%	0.00%
Combination - interest rate reduction and term extension | Corporate borrowers | Other than non-recourse loans | Real estate companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 0
% of total class of financing receivable	0.00%	0.00%
Combination - interest rate reduction and term extension | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 0
% of total class of financing receivable	0.00%	0.00%
Combination - interest rate reduction and term extension | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 4,895	¥ 0
% of total class of financing receivable	0.90%	0.00%
Combination - interest rate reduction and term extension | Loans to Equity Method Investees
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Combination - interest rate reduction and term extension | Net investment in leases
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 0
% of total class of financing receivable		0.00%
Combination - interest rate reduction and term extension | Net investment in leases | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 0
% of total class of financing receivable		0.00%
Combination - interest rate reduction and principal forgiveness
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 583
% of total class of financing receivable	0.00%	0.00%
Combination - interest rate reduction and principal forgiveness | Consumer borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 583
% of total class of financing receivable	0.00%	0.00%
Combination - interest rate reduction and principal forgiveness | Consumer borrowers | Real estate loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 0
% of total class of financing receivable		0.00%
Combination - interest rate reduction and principal forgiveness | Consumer borrowers | Card loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 563
% of total class of financing receivable		0.30%
Combination - interest rate reduction and principal forgiveness | Consumer borrowers | Other
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 20
% of total class of financing receivable	0.00%	0.00%
Combination - interest rate reduction and principal forgiveness | Corporate borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 0
% of total class of financing receivable	0.00%	0.00%
Combination - interest rate reduction and principal forgiveness | Corporate borrowers | Other than non-recourse loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 0
% of total class of financing receivable	0.00%	0.00%
Combination - interest rate reduction and principal forgiveness | Corporate borrowers | Other than non-recourse loans | Real estate companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 0
% of total class of financing receivable	0.00%	0.00%
Combination - interest rate reduction and principal forgiveness | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 0
% of total class of financing receivable	0.00%	0.00%
Combination - interest rate reduction and principal forgiveness | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 0
% of total class of financing receivable	0.00%	0.00%
Combination - interest rate reduction and principal forgiveness | Loans to Equity Method Investees
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Combination - interest rate reduction and principal forgiveness | Net investment in leases
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 0
% of total class of financing receivable		0.00%
Combination - interest rate reduction and principal forgiveness | Net investment in leases | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 0
% of total class of financing receivable		0.00%
Combination - term extension and principal forgiveness
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 264
% of total class of financing receivable	0.00%	0.00%
Combination - term extension and principal forgiveness | Consumer borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 264
% of total class of financing receivable	0.00%	0.00%
Combination - term extension and principal forgiveness | Consumer borrowers | Real estate loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 0
% of total class of financing receivable		0.00%
Combination - term extension and principal forgiveness | Consumer borrowers | Card loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 0
% of total class of financing receivable		0.00%
Combination - term extension and principal forgiveness | Consumer borrowers | Other
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 264
% of total class of financing receivable	0.00%	0.30%
Combination - term extension and principal forgiveness | Corporate borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 0
% of total class of financing receivable	0.00%	0.00%
Combination - term extension and principal forgiveness | Corporate borrowers | Other than non-recourse loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 0
% of total class of financing receivable	0.00%	0.00%
Combination - term extension and principal forgiveness | Corporate borrowers | Other than non-recourse loans | Real estate companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 0
% of total class of financing receivable	0.00%	0.00%
Combination - term extension and principal forgiveness | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 0
% of total class of financing receivable	0.00%	0.00%
Combination - term extension and principal forgiveness | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 0
% of total class of financing receivable	0.00%	0.00%
Combination - term extension and principal forgiveness | Loans to Equity Method Investees
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Combination - term extension and principal forgiveness | Net investment in leases
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 0
% of total class of financing receivable		0.00%
Combination - term extension and principal forgiveness | Net investment in leases | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 0
% of total class of financing receivable		0.00%